John L. Reizian, Esquire

Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, Connecticut 06103-1106

Telephone: (860) 466-1539

Facsimile:  (860) 466-2550

John.Reizian@LFG.com

VIA EDGAR

January 28, 2016

Mr. Alberto Zapata

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

Room 8634; Mail Stop 8629

100 F Street, N. E.

Washington, DC 20549-0506

Re:	Lincoln Life Flexible Premium Variable Life Account M
The Lincoln National Life Insurance Company
File No: 333-200100; 811-08557; CIK: 0001048607
Post-Effective Amendment No. 1 to the Initial Registration Statement, Form N-6
Lincoln AssetEdge ®VUL 2015

Dear Mr. Zapata:

Today we are electronically filing on EDGAR Post-Effective Amendment No. 1 to the Registration Statement on Form N-6. The purpose of this supplement is to add a new version of the Overloan Protection Rider, which if exercised would provide protection against a policy from lapsing due to insufficient value.

The Amendment is intended to be a “template” for other filings by the Company.  Accordingly, the Company will submit a supplemental request, under separate cover, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable life insurance policies issued through the Account and certain other separate accounts of the Company.

Please contact me at (860) 466-1539 with any questions or comments about this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel